PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 94.6%
Common Stocks
Aerospace & Defense 1.1%
Hexcel Corp.	1,580	$97,834
Automobile Components 0.5%
Dorman Products, Inc.*	690	42,904
Banks 7.4%
Atlantic Union Bankshares Corp.	763	21,982
BankUnited, Inc.	1,422	31,014
Brookline Bancorp, Inc.	7,989	65,030
Eastern Bankshares, Inc.	5,662	62,339
Enterprise Financial Services Corp.	934	32,475
First Bancorp	1,359	39,438
First Interstate BancSystem, Inc. (Class A Stock)	1,887	43,533
Hilltop Holdings, Inc.	1,821	50,296
Pinnacle Financial Partners, Inc.	1,957	122,039
Western Alliance Bancorp	1,923	79,035
Wintrust Financial Corp.	968	72,300
WSFS Financial Corp.	1,011	35,789
		655,270
Biotechnology 2.9%
Apellis Pharmaceuticals, Inc.*	1,359	66,129
Arcutis Biotherapeutics, Inc.*	9,816	22,086
Avid Bioservices, Inc.*	3,454	21,242
Crinetics Pharmaceuticals, Inc.*	986	28,880
Krystal Biotech, Inc.*	368	43,008
Vaxcyte, Inc.*	998	48,004
Veracyte, Inc.*	1,466	30,375
		259,724
Building Products 1.6%
Hayward Holdings, Inc.*	9,140	95,970
Zurn Elkay Water Solutions Corp.	1,693	44,797
		140,767
Capital Markets 2.9%
AssetMark Financial Holdings, Inc.*	2,033	48,609
Bridge Investment Group Holdings, Inc. (Class A Stock)	4,573	33,292
Brightsphere Investment Group, Inc.	1,489	23,318

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Hamilton Lane, Inc. (Class A Stock)	528	$44,415
Houlihan Lokey, Inc.	882	88,659
Moelis & Co. (Class A Stock)	399	16,614
		254,907
Chemicals 1.0%
Avient Corp.	2,689	85,026
Commercial Services & Supplies 3.0%
ACV Auctions, Inc. (Class A Stock)*	6,724	89,631
Casella Waste Systems, Inc. (Class A Stock)*	1,625	122,606
VSE Corp.	971	52,240
		264,477
Construction & Engineering 2.4%
Concrete Pumping Holdings, Inc.*	7,076	49,745
Construction Partners, Inc. (Class A Stock)*	2,518	96,817
Great Lakes Dredge & Dock Corp.*	8,422	64,007
		210,569
Construction Materials 0.7%
Summit Materials, Inc. (Class A Stock)*	1,919	63,135
Consumer Staples Distribution & Retail 0.6%
Chefs’ Warehouse, Inc. (The)*	2,961	56,348
Performance Food Group Co.*	8	463
		56,811
Diversified Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	1,701	110,531
Electric Utilities 0.5%
PNM Resources, Inc.	971	41,034
Electronic Equipment, Instruments & Components 0.6%
Littelfuse, Inc.	231	50,051

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 3.6%
Cactus, Inc. (Class A Stock)	3,741	$175,603
Weatherford International PLC*	1,514	140,938
		316,541
Financial Services 1.4%
Flywire Corp.*	1,260	33,881
Shift4 Payments, Inc. (Class A Stock)*	2,113	94,071
		127,952
Food Products 2.3%
Adecoagro SA (Brazil)	7,660	80,813
Freshpet, Inc.*	1,121	64,345
Utz Brands, Inc.	4,929	60,085
		205,243
Health Care Equipment & Supplies 3.0%
CONMED Corp.	1,014	98,824
Inari Medical, Inc.*	1,488	90,336
Inspire Medical Systems, Inc.*	135	19,867
Integra LifeSciences Holdings Corp.*	685	24,633
Tandem Diabetes Care, Inc.*	1,672	28,926
		262,586
Health Care Providers & Services 3.8%
Acadia Healthcare Co., Inc.*	1,333	97,989
Guardant Health, Inc.*	1,797	46,506
LifeStance Health Group, Inc.*	7,235	42,180
NeoGenomics, Inc.*	1,754	24,591
Option Care Health, Inc.*	1,410	39,099
Progyny, Inc.*	2,823	87,118
		337,483
Health Care Technology 0.0%
Phreesia, Inc.*	332	4,535
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	7,266	40,980

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 3.9%
Bloomin’ Brands, Inc.	4,813	$112,335
Cava Group, Inc.*(a)	1,721	54,366
Golden Entertainment, Inc.	1,391	43,622
Wingstop, Inc.	736	134,519
		344,842
Household Durables 1.5%
Century Communities, Inc.	2,098	129,027
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	948	25,662
Industrial REITs 1.2%
Plymouth Industrial REIT, Inc.	5,392	107,516
Insurance 2.4%
Axis Capital Holdings Ltd.	2,269	129,560
James River Group Holdings Ltd.	2,558	35,172
Skyward Specialty Insurance Group, Inc.*	1,734	48,812
		213,544
IT Services 1.0%
Grid Dynamics Holdings, Inc.*	9,085	92,122
Leisure Products 0.6%
Brunswick Corp.	702	48,768
Life Sciences Tools & Services 0.7%
BioLife Solutions, Inc.*	1,314	13,272
Olink Holding AB (Sweden), ADR*	1,859	46,326
		59,598
Machinery 4.2%
Energy Recovery, Inc.*	2,520	38,304
Enerpac Tool Group Corp.	4,115	116,454
EnPro Industries, Inc.	575	63,860
Trinity Industries, Inc.	7,142	148,768
		367,386

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Marine Transportation 1.8%
Kirby Corp.*	2,128	$158,962
Metals & Mining 3.3%
B2Gold Corp. (Canada)	16,517	53,350
Constellium SE*	9,289	146,766
ERO Copper Corp. (Brazil)*	3,681	49,951
Materion Corp.	441	42,768
		292,835
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	9,948	100,574
Office REITs 0.2%
Cousins Properties, Inc.	1,082	19,335
Oil, Gas & Consumable Fuels 4.1%
Chord Energy Corp.	1,215	200,864
Kosmos Energy Ltd. (Ghana)*	7,941	57,493
Permian Resources Corp.	6,894	100,445
		358,802
Passenger Airlines 0.5%
Sun Country Airlines Holdings, Inc.*	3,535	46,026
Personal Care Products 2.0%
elf Beauty, Inc.*	1,935	179,239
Pharmaceuticals 2.2%
Cymabay Therapeutics, Inc.*	2,585	42,342
Pacira BioSciences, Inc.*	629	17,776
Prestige Consumer Healthcare, Inc.*	1,767	104,889
Revance Therapeutics, Inc.*	1,449	11,433
Verona Pharma PLC (United Kingdom), ADR*	1,259	17,563
		194,003
Professional Services 3.5%
ASGN, Inc.*	640	53,414
HireRight Holdings Corp.*	3,511	32,336

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	1,400	$139,104
Paycor HCM, Inc.*	3,934	84,896
		309,750
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.	1,518	43,567
Residential REITs 1.8%
Independence Realty Trust, Inc.	6,647	82,356
UMH Properties, Inc.	5,298	73,166
		155,522
Retail REITs 0.7%
Retail Opportunity Investments Corp.	5,151	60,473
Semiconductors & Semiconductor Equipment 3.5%
MACOM Technology Solutions Holdings, Inc.*	1,423	100,379
MaxLinear, Inc.*	2,072	31,494
SiTime Corp.*	693	69,161
Tower Semiconductor Ltd. (Israel)*	2,645	60,888
Universal Display Corp.	326	45,373
		307,295
Software 7.4%
Clear Secure, Inc. (Class A Stock)	3,639	61,208
Descartes Systems Group, Inc. (The) (Canada)*	613	44,265
EngageSmart, Inc.*	2,352	53,273
Intapp, Inc.*	2,589	88,544
PagerDuty, Inc.*	2,111	42,579
Q2 Holdings, Inc.*	3,314	99,519
Riskified Ltd. (Class A Stock)*	6,210	23,163
Sprout Social, Inc. (Class A Stock)*	3,164	136,938
Varonis Systems, Inc.*	3,031	101,963
		651,452
Specialized REITs 0.9%
National Storage Affiliates Trust	2,843	81,082

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 1.5%
Boot Barn Holdings, Inc.*	1,154	$80,203
Citi Trends, Inc.*	1,450	34,945
Foot Locker, Inc.	845	17,737
		132,885
Textiles, Apparel & Luxury Goods 1.6%
Kontoor Brands, Inc.	2,988	138,793
Trading Companies & Distributors 1.2%
Core & Main, Inc. (Class A Stock)*	661	19,883
Herc Holdings, Inc.	781	83,403
		103,286

Total Long-Term Investments (cost $7,464,113)		8,350,706

Short-Term Investments 6.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	495,803	495,803
PGIM Institutional Money Market Fund (cost $44,658; includes $44,450 of cash collateral for securities on loan)(b)(wb)	44,681	44,658

Total Short-Term Investments (cost $540,461)		540,461

TOTAL INVESTMENTS 100.7% (cost $8,004,574)		8,891,167
Liabilities in excess of other assets (0.7)%		(59,777)

Net Assets 100.0%		$8,831,390

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,226; cash collateral of $44,450 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).